Debt Issuance Costs (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortization of Financing Costs	$ 42,000	$ 113,000
Unamortized Debt Issuance Expense	337,000	542,000
Interest Expense [Member]
Unamortized Debt Issuance Expense	$ 27,000